Share based compensation - Option valuation (Details)	12 Months Ended
Dec. 31, 2019 EUR (€) € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 1
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Options With Grant Date May 10 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share	€ 10.90
Exercise price	€ 1
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Expected life (years) | €	4
Expected volatility	40.00%
Granted, fair value | €	€ 9.90
Options With Grant Date May 22 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share	€ 10.02
Exercise price	€ 1
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Expected life (years) | €	4
Expected volatility	40.00%
Granted, fair value | €	€ 9.02